Equity (Tables)	12 Months Ended
Dec. 31, 2022
Summary of share based compensation recognized in the consolidated statement of operations

	December 31,
	2022	2021
Exploration	$1,346,515	$2,167,722
Professional Fees	—	8,080
Corporate salaries and benefits	1,066,398	1,006,389
Directors’ fees	530,545	767,013
Total	$2,943,458	$3,949,204

Summary of share purchase option activity within the Company's share-based compensation plan

		Weighted Average
	Number of Options	Exercise Price (C$)
Balance December 31, 2020	1,959,588	$7.40
Options granted	1,013,500	11.40
Options expired	(240,550)	9.17
Options cancelled or forfeited	(109,850)	6.00
Options exercised	(125,538)	4.99
Balance, December 31, 2021	2,497,150	$9.15
Options granted	—	—
Options expired	(305,000)	8.71
Options cancelled or forfeited	(246,500)	9.11
Options exercised	—	—
Balance, December 31, 2022	1,945,650	$9.23

Schedule of weighted average inputs used in the Black-Scholes option pricing model

December 31, 2021
Fair value options granted	$5.14
Risk-free interest rate	0.5%
Expected term (in years)	5.0
Expected share price volatility	72%
Expected dividend yield	—

Schedule of analysis of outstanding share purchase options

An analysis of outstanding share purchase options as of December 31, 2022 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise			Remaining			Remaining
Prices (C$)	Number	Price (C$) [1]	Life[2]	Number	Price (C$) [1]	Life[2]
$3.50 - $5.90	207,650	5.20	0.76	183,900	5.36	0.57
$5.91 - $7.20	430,875	6.26	1.96	356,250	6.27	1.95
$7.21 - $9.70	531,625	9.46	1.48	421,625	9.54	1.03
$9.71 - $11.80	775,500	11.80	3.06	387,750	11.80	3.06
$3.50 - $11.80	1,945,650	9.23	2.14	1,349,525	8.76	1.79

[1] Weighted Average Exercise Price (C$)

[2] Weighted Average Remaining Contractual Life (Years)

Schedule of activity for restricted share units awarded

		Weighted Average
		Grant Date
	Share Units	Fair Value
Unvested, December 31, 2020	—	$—
Granted	63,500	5.66
Distributed (vested)	(21,166)	5.66
Cancelled	—	—
Unvested, December 31, 2021	42,334	5.66
Granted	370,098	4.04
Distributed (vested)	(36,168)	5.00
Cancelled	(4,308)	4.03
Unvested, December 31, 2022	371,956	$4.13

Schedule of restricted share units scheduled to vest

2023	143,207
2024	121,876
2025	106,873
Total	371,956

Summary of activity for performance share units

		Weighted Average
	Share	Grant Date
	Units	Fair Value
Unvested, December 31, 2020	—	$—
Granted	10,750	5.66
Unvested, December 31, 2021	10,750	5.66
Granted	267,451	6.73
Distributed	(3,750)	3.42
Cancelled	(11,185)	5.83
Unvested, December 31, 2022	263,266	$6.77

Schedule of activity in deferred share units

		Weighted
		Average
	Share	Grant Date
	Units	Fair Value
Outstanding, December 31, 2020	—	$—
Granted	29,213	5.39
Outstanding, December 31, 2021	29,213	5.39
Granted	116,462	3.42
Outstanding, December 31, 2022	145,675	$3.82

MPSU's
Schedule of assumptions to value options and performance shares

Risk-free interest rate	1.61%
Expected term (in years)	3.0
Expected share price volatility	63.35%
Expected dividend yield	—